CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from issuance of ordinary shares of CRIC upon initial public offering, paid issuance costs	$ 23,548,949